Equity (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	May 28, 2014	Jun. 24, 2014 Long Term Incentive Plan Units [Member] Mark Ordan	Jun. 30, 2014 Long Term Incentive Plan Units [Member] Mark Ordan	Jun. 30, 2014 Long Term Incentive Plan Units [Member] Special PP Units Mark Ordan	Jun. 30, 2014 Long Term Incentive Plan Units [Member] First Special PP Mark Ordan	Jun. 30, 2014 Long Term Incentive Plan Units [Member] Second Special PP Mark Ordan	Jun. 30, 2014 Long Term Incentive Plan Units [Member] Third Special PP Mark Ordan
Stock Based Compensation
Number of shares of common stock reserved for issuance under the Plan			10,000,000
Maximum number of awards granted to a participant in any calendar year			500,000
Other Compensation Arrangements
Number of LTIP Units awarded under the Plan, pursuant to the employment agreement				153,610
Vesting percentage				25.00%
Vesting period				4 years
Period of consecutive trading days commencing on the separation date upon which closing price is based						20 days
Maximum amount to be earned if the performance criteria have been met							$ 2.0	$ 1.5	$ 1.5
Grant date fair value					3.0	2.3
Stock based compensation expense	$ 0.1	$ 0.1